Risk management - Macroeconomic scenarios, sensitivity analysis and market risk - Additional information (Details) Contract in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) Contract	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 USD ($) Contract	Dec. 31, 2020 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Global output percent	3.20%
Anticipated global output expected growth year one	6.00%
Anticipated global output expected growth year two	4.30%
Anticipated global output expected growth after year two	3.00%
Forecast percent	6.00%	5.00%
Global level recovery percent	4.30%	3.80%
Overlay, due to time lags	€ 296,000,000	€ 394,000,000
Management adjustment for upstream oil book	39,000,000	25,000,000
Unweighted ECL for all collective provisioned clients in upside scenario	2,757,000,000
Unweighted ECL for all collective provisioned clients in baseline scenario	2,933,000,000
Unweighted ECL for all collective provisioned clients in down scenario	3,307,000,000
Total ECL collective-assessment for performing assets | $			$ 1,418	$ 1,678
Reportable collective provisions	2,973,000,000
Non-Derivative Liabilities Have Yet To Transition To Alternative Benchmark Rates [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41,000,000,000	39,000,000,000
Financial liabilities	€ 2,000,000,000	€ 5,000,000
Number of contracts that have yet to transition to alternative benchmark rate | Contract	15		15
Committed undrawn credit facilities	€ 20,000,000,000
Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] | Derivatives By Benchmark Rate [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Nominal value	538,013,000,000	508,457,000,000
12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs | $			$ 989	1,242
Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs | $			$ 2,665	$ 3,552
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Threshold basis points	0.75%
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Threshold basis points	1.00%
Small medium size enterprises [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Threshold basis points	2.50%
Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Management adjustment, reflect risks in payment holidays	€ 17,000,000	€ 28,000,000
USA [member]
Disclosure Of Credit Risk Exposure [Line Items]
Anticipated global output expected growth year one	6.60%
Anticipated global output expected growth year two	4.30%